Principal Street Short Term Municipal Fund
Schedule of Investments
May 31, 2022 (Unaudited)

Description	Par	Value
MUNICIPAL BONDS - 94.4%
ALABAMA - 2.6%
Black Belt Energy Gas District No. 7, Series C-1
4.000%, 10/01/2052	$250,000	$258,668
ARIZONA - 1.5%
Maricopa County Union High School District No 210-Phoenix, Series A
4.000%, 07/01/2026	150,000	150,231
CALIFORNIA - 6.0%
Los Angeles Department of Water & Power Power System Revenue, Series B
5.000%, 07/01/2031	250,000	261,206
Palomar Community College District, Series B
0.000%, 08/01/2029 (c)	100,000	80,424
State of California
5.000%, 05/01/2031	250,000	263,475
		605,105
DISTRICT OF COLUMBIA - 7.0%
District of Columbia Housing Finance Agency
(Obligor: Tyler House Association 2012)
4.450%, 06/15/2031	700,000	708,370
FLORIDA - 5.9%
County of Miami-Dade Aviation Revenue
5.000%, 10/01/2030 (b)	500,000	520,855
Jacksonville, Sales Tax Revenue
5.000%, 10/01/2024	75,000	75,789
		596,644
IDAHO - 5.3%
Idaho State Board of Correction
5.500%, 08/01/2029	530,072	532,330
ILLINOIS - 13.2%
Chicago O'Hare International Airport, Series B (b)
4.000%, 01/01/2027	250,000	250,270
5.000%, 01/01/2031	240,000	240,521
Chicago Transit Authority Capital Grant Receipts Revenue
5.000%, 06/01/2024	200,000	210,130
City of Chicago Wastewater Transmission Revenue
5.000%, 01/01/2030	100,000	100,164
Sales Tax Securitization Corp., Series A
5.000%, 01/01/2030	200,000	226,758
State of Illinois
4.000%, 04/01/2032	100,000	100,873
State of Illinois, Series A
5.250%, 07/01/2029	200,000	205,215
		1,333,931
IOWA - 2.1%
PEFA, Inc.
5.000%, 09/01/2049	200,000	214,853
KANSAS - 0.9%
Prairie Village
2.875%, 04/01/2030	100,000	87,306
MASSACHUSETTS - 6.1%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue, Series A
5.000%, 06/15/2023	280,000	280,774
Massachusetts Development Finance Agency, Series S-2
(Obligor: Mass General Brigham, Inc.)
5.000%, 07/01/2038	205,000	219,407
Town of North Reading
5.000%, 05/15/2030	120,000	120,242
		620,423
MICHIGAN - 0.8%
Healthsource Saginaw, Inc.
4.000%, 05/01/2027	80,000	80,109
MINNESOTA - 2.5%
State of Minnesota, Series B
5.000%, 03/01/2029	250,000	252,111
MISSISSIPPI - 1.1%
Mississippi Hospital Equipment & Facilities Authority, Series II
(Obligor: North Mississippi Medical Center Obligated Group)
5.000%, 10/01/2040	100,000	109,592
NEW JERSEY - 1.0%
New Jersey Health Care Facilities Financing Authority
(Obligor: Hackensack Meridian Health Obligated Group)
5.000%, 07/01/2025	100,000	100,293
NEW YORK - 9.3%
City of Hudson
4.000%, 04/15/2028	95,000	95,124
New York State Dormitory Authority, Series 2015B-B
5.000%, 03/15/2032	300,000	323,734
New York State Dormitory Authority, Series A
(Obligor: St. John's University)
4.000%, 07/01/2033	100,000	102,577
New York State Thruway Authority Highway & Bridge Trust Fund, Series A
5.000%, 04/01/2023	345,000	346,060
Port Authority of New York & New Jersey
4.000%, 12/01/2031	75,000	75,109
		942,604
NORTH DAKOTA - 1.4%
Jamestown Park District Sales Tax Revenue, Series A
4.000%, 07/01/2028	140,000	143,624
OHIO - 0.9%
State of Ohio, Series T
5.000%, 04/01/2030	95,000	95,283
OREGON - 1.3%
Klamath Falls Intercommunity Hospital Authority
(Obligor: Sky Lakes Medical Center)
4.000%, 09/01/2031	130,000	130,179
PENNSYLVANIA - 2.5%
Montgomery County Higher Education and Health Authority, Series UU1
(Obligor: Gwynedd Mercy University)
5.000%, 05/01/2029	240,000	255,895
PUERTO RICO - 7.0%
Commonwealth of Puerto Rico, Series A1
5.250%, 07/01/2023	300,000	304,019
Puerto Rico Electric Power Authority, Series PP
5.000%, 07/01/2024 (a)	90,000	92,020
Puerto Rico Electric Power Authority, Series UU
5.000%, 07/01/2022	110,000	112,126
5.000%, 07/01/2024 (a)	50,000	50,967
Puerto Rico Highway & Transportation Authority, Series AA-1
4.950%, 07/01/2026	150,000	151,065
		710,197
TENNESSEE - 3.3%
Metropolitan Nashville Airport Authority, Series A
5.000%, 07/01/2033	140,000	148,969
Town of Greeneville
4.000%, 06/01/2029	165,000	181,097
		330,066
TEXAS - 11.5%
Arlington Housing Finance Corp.
(Obligor: Reserve at Mayfield, LLC)
3.500%, 11/01/2043	300,000	305,965
Corpus Christi Business and Job Development Corp.
3.000%, 03/01/2024	125,000	125,082
County of Wise
5.000%, 08/15/2026	200,000	218,569
Harris County Cultural Education Facilities Finance Corp.
(Obligor: Baylor College of Medicine)
4.000%, 11/15/2030	135,000	140,686
Harris County Cultural Education Facilities Finance Corp., Series A
(Obligor: Brazos Presbyterian Obligated Group)
5.000%, 01/01/2033	275,000	275,612
San Antonio Education Facilities Corp., Series B
(Obligor: Hallmark University, Inc.)
5.250%, 10/01/2028	100,000	98,493
		1,164,407
WASHINGTON - 1.2%
City of Seattle Municipal Light & Power Revenue, Series A
5.000%, 06/01/2025	120,000	120,233
Total Municipal Bonds
(Cost $9,461,457)		9,542,454

SHORT-TERM INVESTMENT - 1.9%
First American Government Obligations Fund, Class X, 0.66% ^
Total Short-Term Investment
(Cost $187,834)	187,834	187,834

Total Investments - 96.3%
(Cost $9,649,291)		9,730,288
Other Assets & Liabilities, Net - 3.7%		376,002
Total Net Assets - 100.0%		$10,106,290

(a)	Security in default at May 31, 2022.
(b)	Security subject to the Alternative Minimum Tax ("AMT"). As of May 31, 2022, the total value of securities subject to the AMT was $1,011,646 or 10.0% of net assets.
(c)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value.
^	The rate shown is the annualized seven day effective yield as of May 31, 2022.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of May 31, 2022, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$9,542,454	$-	$9,542,454
Short-Term Investment	187,834	-	-	187,834
Total Investments in Securities	$187,834	$9,542,454	$-	$9,730,288

Refer to the Schedule of Investments for further information on the classification of investments.